File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP OF FUNDS,
INC. PROSPECTUS DATED AUGUST 31, 2001, as revised December 18, 2001.

This information reflects a change to
the Prospectus.

On page 80 of the Prospectus, the
following change shall occur:

Under "Fund Managers" for the
International Growth Fund, replace
the paragraph with the following:

Rajiv Jain, First Vice President of
Vontobel since 2000, is responsible
for the day-to-day management of the
Fund.  Mr. Jain joined Vontobel in
1994 as and Analyst and Associate
Manager of Vontobel's global equity
portfolios.  In 1997 he became
responsible for Vontobel's emerging
markets equity product and in 1998 he
was appointed Vice President.  He has
over 11 years' experience in the
investment industry.

On page 82 of the Prospectus,
the following change shall occur:

Under "Fund Managers" for the
High-Yield Bond Fund, replace the
paragraph with the following:

James Caywood, Managing Director
and Chief Investment Officer, and
Tom Saake, Portfolio Manager, are
responsible for day-to-day management
of the Fund.  Mr. Caywood has more
than 30 years' investment industry
experience. He joined Caywood-Scholl
in 1986 as Managing Director and Chief
Investment Officer and has held those
positions since 1986.  Tom Saake has
served as a Portfolio Manager with
Caywood-Scholl since 1990.  He has
over 12 years' experience.



February 8, 2002